Intangible Assets - Additional Information (Details) - Discounted Cash Flow	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Debt leveraging interest rate	40.00%	40.00%
Market interest rate	10.50%	9.40%
Average growth rate	2.00%	2.00%
Terminal value growth rate	2.00%	2.00%